Accrued liabilities and other payables (Tables)	12 Months Ended
Dec. 31, 2015
Accrued liabilities and other payables [Abstract]
Schedule of Accrued Liabilities and Other Payables

(In thousands)	December 31, 2014	December 31, 2015
Payroll and welfare	11,800	10,570
Agency commissions and rebates—online advertising	8,017	2,443
Payables for advertisement on exclusive online games	2,515	1,643
Receipts in advance from customers	1,133	—
Tax levies	556	1,605
Payables for purchase of equipment	240	4,999
Legal and litigation related expenses (Note 24)	451	2,601
Professional fees	2,460	908
Staff reimbursements	440	611
Rental expense	382	4
Payables for proceeds from selling exercised stock options	872	177
Advance for exercise of stock options	356	—
Payables for gaming distribution	—	158
Payables to Nesound	—	622
Others	1,111	1,038
Total	30,333	27,379